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                                UBS Series Trust
                               51 West 52nd Street
                          New York, New York 10019-6114


                                                        May 4, 2004


EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      UBS Series Trust (the "Trust")
                  File Nos. 33-10438 and 811-4919

Ladies and Gentlemen:

         Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "Act"), the above-named registrant hereby certifies that:

         (a) the form of prospectus and Statement of Additional Information dated May 1, 2004 that would have been filed under Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 36 to the Trust's registration statement on Form N-1A, which is the most recent amendment filed with the Commission;

         (b) the text of Post-Effective Amendment No. 36 was filed electronically with the Commission on April 29, 2004.

         If you have any questions regarding the foregoing, please call me at 212-882 5572

                                     Sincerely,



                                     By:  /s/ David M. Goldenberg
                                          -----------------------
                                          David M. Goldenberg
                                          Vice President and Assistant Secretary